Remuneration of senior management and non-executive directors (Tables)	12 Months Ended
Dec. 31, 2024
Related Party [Abstract]
Remuneration of directors and senior management	Remuneration of directors

			$ million
	2024	2023	2022
Total for all directors
Emoluments	8	8	8
Amounts received under incentive schemes[a]	5	6	13
Total	13	14	21
[a]Excludes amounts relating to past directors.
Remuneration of directors and senior management

			$ million
	2024	2023	2022
Total for all senior management and non-executive directors
Short-term employee benefits	22	31	31
Pensions and other post-employment benefits	—	—	—
Share-based payments[a]	26	12	31
Termination benefits	3	—	—
Total	51	43	62